Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency [Abstract]
Exchange rate of U.S. dollar ($) in New Israeli Shekel (NIS)	3.215	3.456
CPI	100.10%	100.80%